SHAREHOLDERS' EQUITY (Ordinary Shares) (Details) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended			22 Months Ended
		Jun. 02, 2017 USD ($) $ / shares shares	Aug. 11, 2016 USD ($) $ / shares shares	Nov. 22, 2017 USD ($) $ / shares shares	Jan. 23, 2017 USD ($) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2016 ₪ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2017 ₪ / shares shares
Class of Stock [Line Items]
Conversion of preferred shares into ordinary shares | $
Issuance of ordinary share upon exercise of stock options by employees | $								16
Exercise of warrants into ordinary shares | $						$ 14	$ 117	$ 29
Exercise of options								25,783
Issuance of ordinary shares in the Private Placement, shares	[1]							166,667
Issuance of ordinary shares in the IPO, shares	[2]							2,250,000
Conversion of shares								4,338,998
Number of units								25,000		25,000
Issuance of ordinary shares in IPO, net of issuance expense | $								$ 10,947
Issuance of ordinary shares in the Private Placement, net of issuance expenses | $								11,021
Issuance of ordinary Shares in RD Offering | $	[3]						5,259
Proceeds warrant from the exercise pre-funded warrants | $						196	$ 117	$ 29
April 6 [Member]
Class of Stock [Line Items]
Warrants issued								5,837
Exercise price | $ / shares								$ 60.72		$ 60.72
Expiration period								2 years
Cash commission | $								$ 900
October 20 [Member]
Class of Stock [Line Items]
Warrants issued								1,430
Exercise price | $ / shares								$ 0.60		0.60
Expiration period								2 years
IPO [Member]
Class of Stock [Line Items]
Issuance expenses | $								$ 2,945
Share price | $ / shares								$ 72.00		$ 72.00
Value or warrants | $						196
Number of units								166,667		166,667
Issuance of ordinary shares in IPO, net of issuance expense | $						10,800
Stock issuance costs | $						2,900
Over-Allotment Option [Member]
Class of Stock [Line Items]
Warrants issued								37,500
Private Placement [Member]
Class of Stock [Line Items]
Issuance expenses | $								$ 1,225
Exercise of warrants							9,231	7,449
Value or warrants | $						$ 125
Price per unit | $ / shares								$ 72
Exercise price | $ / shares						$ 0.60
Issuance of ordinary shares in the Private Placement, net of issuance expenses | $						$ 10,900
Warrants exercised on a cashless basis						9,912		82,348	34,508	82,348	9,912
Warrant outstanding						35,082			45,237		35,082
Stock issuance costs | $						$ 1,200
Private Placement [Member] | ILS [Member]
Class of Stock [Line Items]
Exercise price | ₪ / shares									₪ 2.40		₪ 2.40
Anti-Dilutive Warrants [Member]
Class of Stock [Line Items]
Exercise of warrants									56	56
Warrants issued						32,174
Shares called by warrants						14,969			14,969		14,969
Anti-Dilutive Warrants [Member] | Ordinary Shares [Member]
Class of Stock [Line Items]
Exercise of warrants									17,149	17,149
Underwriter Warrants [Member] | IPO [Member]
Class of Stock [Line Items]
Warrants issued								8,334
Exercise price | $ / shares								$ 90		$ 90
Long Term Incentive Warrants [Member]
Class of Stock [Line Items]
Exercise price | $ / shares								82.80		82.80
Expiration of warrants						378,047			388,980		378,047
Long Term Incentive Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Exercise price | $ / shares								$ 82.80		$ 82.80
Series A Warrants [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Exercise of warrants								6,250
Series A Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Warrants value | $								$ 1,000		$ 1,000
Exercise price | $ / shares								$ 90		$ 90
Ordinary Shares [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Exercise of warrants								12,500
Credit Line Agreement Warrants [Member]
Class of Stock [Line Items]
Warrants issued								221,556
Exercise price | $ / shares								$ 0.2		$ 0.2
Expiration of warrants						243		2,022	761	2,022	243
Principal | $								$ 12,000		$ 12,000
Expiration period								10 years
Finders Warrants [Member]
Class of Stock [Line Items]
Exercise of warrants into ordinary shares | $						$ 1,396
Warrants expired						5,871
Legal Warrants [Member] | IPO [Member]
Class of Stock [Line Items]
Warrants issued								1,250
Exercise price | $ / shares								$ 60.72		$ 60.72
Pre-funded Warrants [Member]
Class of Stock [Line Items]
Shares called by warrants					24,167				137,441
Warrant outstanding									24,167
Proceeds warrant from the registered direct offering | $					$ 14,500
Pre-funded Warrants [Member] | RD Offering [Member]
Class of Stock [Line Items]
Share price | $ / shares			$ 22.80
Shares called by warrants			209,524
Price per unit | $ / shares			$ 22.20
Exercise price | $ / shares			$ 0.60
Issuance of ordinary Shares in RD Offering | $			$ 53,635
Expiry date			Aug. 11, 2023
Proceeds warrant from the registered direct offering | $			$ 5,900				$ 82,500
Proceeds warrant from the exercise pre-funded warrants | $			$ 47,917
One-year warrants [Member] | RD Offering [Member]
Class of Stock [Line Items]
Share price | $ / shares		$ 24.00
Shares called by warrants		112,460
Price per unit | $ / shares		$ 25.50
Issuance of ordinary Shares in RD Offering | $		$ 112,460
Proceeds warrant from the registered direct offering | $		$ 2,690
Five-year warrants [Member] | RD Offering [Member]
Class of Stock [Line Items]
Share price | $ / shares				$ 13.20
Shares called by warrants				142,042
Price per unit | $ / shares				$ 15
Issuance of ordinary Shares in RD Offering | $				$ 189,387
Proceeds warrant from the registered direct offering | $				$ 2,500

[1]	Issuance expenses include certain warrants with a value of $125 issued in connection with the Private Placement.
[2]	Issuance expenses include certain warrants with a value of $196 issued in connection with the IPO.
[3]	Includes pre-funded warrants to purchase 209,524 ordinary shares at a purchase price of $22.20 per pre-funded warrant, issued in connection with the registered direct offering. See Note 10C(2)(h).